Related Party Transactions (Details) - Connolly iHealth Merger - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts payable and accrued other expenses
Related party transactions
Preliminary liability		$ 21,291
Former Stockholders
Related party transactions
Payment made	$ 22,270